Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of November 2012

Collection Period Start	1-Nov-12	Distribution Date	17-Dec-12
Collection Period End	30-Nov-12	30/360 Days	30
Beg. of Interest Period	15-Nov-12	Actual/360 Days	32
End of Interest Period	17-Dec-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,153,413,254.23	1,129,604,820.32	0.8439929
Total Securities		1,338,405,600.85	1,153,413,254.23	1,129,604,820.32	0.8439929
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	145,502,296.01	138,359,765.84	0.9223984
Class A-2b Notes	0.368000%	350,000,000.00	339,505,357.37	322,839,453.63	0.9223984
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	7,142,530.17	82,451.30	47.6168678	0.5496753
Class A-2b Notes	16,665,903.74	111,055.97	47.6168678	0.3173028
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,808,433.91	561,159.85

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,692,172.27
Monthly Interest				5,870,816.70
Total Monthly Payments				21,562,988.97

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				722,890.84
Aggregate Sales Proceeds Advance				617,608.28
Total Advances				1,340,499.12

Vehicle Disposition Proceeds:
Reallocation Payments				1,567,877.41
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,469,880.24
Excess Wear and Tear and Excess Mileage				1,808.15
Remaining Payoffs				0.00
Net Insurance Proceeds				2,510,970.58
Residual Value Surplus				34,577.09
Total Collections				33,488,601.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,233,692.41			71
Involuntary Repossession	117,482.00			8
Voluntary Repossession	103,531.00			5
Full Termination	-			-
Bankruptcy	113,172.00			6
Insurance Payoff		2,498,135.45		116
Customer Payoff			48,727.57	2
Grounding Dealer Payoff			4,790,425.32	199
Dealer Purchase			1,556,831.88	60
Total	1,567,877.41	2,498,135.45	6,395,984.77	467

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of November 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	60,611	1,390,117,398.60	7.00000%	1,153,413,254.23
Total Depreciation Received		(17,035,866.22)		(14,770,860.41)
Principal Amount of Gross Losses	(152)	(3,358,985.07)		(2,791,889.34)
Repurchase / Reallocation	0	-		-
Early Terminations	(30)	(637,118.00)		(527,168.35)
Scheduled Terminations	(280)	(6,766,595.95)		(5,718,515.81)
Pool Balance - End of Period	60,149	1,362,318,833.36		1,129,604,820.32

Remaining Pool Balance
Lease Payment				355,582,180.11
Residual Value				774,022,640.21
Total				1,129,604,820.32

III. DISTRIBUTIONS

Total Collections					33,488,601.56
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					33,488,601.56

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					615,008.52
3. Reimbursement of Sales Proceeds Advance					953,090.12
4. Servicing Fee:
Servicing Fee Due					961,177.71
Servicing Fee Paid					961,177.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,529,276.35

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					82,451.30

Class A-2 Notes Monthly Interest Paid					82,451.30
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					111,055.97

Class A-2 Notes Monthly Interest Paid					111,055.97
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of November 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	561,159.85
Total Note and Certificate Monthly Interest Paid	561,159.85
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,398,165.36

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,808,433.91

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,808,433.91
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,589,731.45

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of November 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,589,731.45
Gross Reserve Account Balance		26,665,815.46
Remaining Available Collections Released to Seller		6,589,731.45
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		17.67
Monthly Prepayment Speed		60%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	2,858,296.11
Securitization Value of Defaulted Receivables and Casualty Receivables	2,791,889.34	152
Aggregate Defaulted and Casualty Gain (Loss)	66,406.77
Pool Balance at Beginning of Collection Period	1,153,413,254.23
Net Loss Ratio	0.0058%

Cumulative Net Losses for all Periods	-0.0019%	(25,281.04)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,542,005.64	353
61-90 Days Delinquent	1,436,268.31	77
91-120+ Days Delinquent	313,672.06	16
Total Delinquent Receivables:	8,291,946.01	446
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,233,692.41	71
Securitization Value	1,315,401.70
Aggregate Residual Gain (Loss)	(81,709.29)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	9,790,382.35	530
Cumulative Securitization Value	10,147,584.57
Cumulative Residual Gain (Loss)	(357,202.22)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,220,511.32
Reimbursement of Outstanding Advance		953,090.12
Additional Advances for current period		617,608.28
Ending Balance of Residual Advance		885,029.48

Beginning Balance of Payment Advance		1,722,124.19
Reimbursement of Outstanding Payment Advance		615,008.52
Additional Payment Advances for current period		722,890.84
Ending Balance of Payment Advance		1,830,006.51

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of November 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No